Income Taxes (Details) - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	(25.00%)	25.00%	25.00%
Effect of tax-preferential entities	23.00%	(7.10%)	(16.30%)
Non-deductible expenses and others	34.00%	(9.40%)	(11.90%)
Income tax expense	32.00%	8.50%	3.20%